Annual Total Returns[BarChart] - ProShares Ultra Basic Materials - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	57.41%	(36.58%)	15.27%	38.26%	2.82%	(27.39%)	37.18%	50.93%	(34.97%)	34.03%